ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of reconciliation of changes in assets held for sale (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		R$ 2,138,165
Ending balance, assets held for sale		978,788		R$ 2,138,165
Non-current assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		2,138,165		40,383
Additions		61,072	[1]	1,795,773
Transfers		437,825	[2]	444,782
Sale of agricultural properties held for sale		(746,774)		(142,773)
Sale of investment	[3]	(911,500)
Ending balance, assets held for sale		978,788		2,138,165
Non-current assets held for sale [member] | Properties held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		342,392		40,383
Additions		280	[1]
Transfers		437,080	[2]	444,782
Sale of agricultural properties held for sale		(746,774)		(142,773)
Sale of investment	[3]
Ending balance, assets held for sale		32,978		342,392
Non-current assets held for sale [member] | Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale		1,795,773
Additions		60,792	[1]	1,795,773
Transfers		745	[2]
Sale of agricultural properties held for sale
Sale of investment	[3]	(911,500)
Ending balance, assets held for sale		R$ 945,810		R$ 1,795,773

[1]	As mentioned in note 2.1, the balance of R$60,792 corresponding to the investment in the associate Terminal XXXIX de Santos S.A. was added to the group of assets held for sale.
[2]	Transfers in the amount of R$437,080 from the investment properties group, as per note 11.5.
[3]	Full sale of the 51% stake in Norgás S.A., in the subsidiary Compass, as per note 2.1.